Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	1,775,000	2,875,000	9,307,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.19	$ 0.18	$ 0.34
Weighted Average Remaining Contractual Term (in years)	0.12
Aggregate Intrinsic Value	22,367
Number of Units	(850,000)	575,000	6,668,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.10	$ 0.25	$ 0.25
Weighted Average Remaining Contractual Term (in years)	0.00
Number of Units	(75,000)	(5,673,750)
Weighted Average Exercise Price (in Dollars per share)	$ 0.50
Warrant [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	2,859,008
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years)	0.33
Warrant [Member] | Beginning of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	109 days
Number of Units	2,880,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years)	109 days
Warrant [Member] | End of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Weighted Average Remaining Contractual Term (in years)	120 days
Number of Units	5,739,008
Weighted Average Exercise Price (in Dollars per share)	$ 0.33
Weighted Average Remaining Contractual Term (in years)	120 days
Beginning of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units	12,100,000		12,834,750
Weighted Average Exercise Price (in Dollars per share)	$ 0.20		$ 0.20
Weighted Average Remaining Contractual Term (in years)	1 year 65 days		1 year 226 days
Aggregate Intrinsic Value (in Dollars)	$ 150,000			$ 2,708,463
Weighted Average Remaining Contractual Term (in years)	1 year 65 days		1 year 226 days
End of Period [Member]
Note 14 - Stock Options And Warrants Outstanding - 10Q (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of Units		12,100,000	15,473,750
Weighted Average Exercise Price (in Dollars per share)		$ 0.20	$ 0.39
Weighted Average Remaining Contractual Term (in years)	324 days	1 year 65 days	2 years 164 days
Aggregate Intrinsic Value (in Dollars)	$ 50,000		$ 150,000	$ 869,825
Number of Units	12,950,000		12,100,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.20		$ 0.20
Weighted Average Remaining Contractual Term (in years)	324 days	1 year 65 days	2 years 164 days